Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and cash equivalents	$ 203,563	$ 751,430
Available-for-sale securities	2,360,948	1,781,705
Held-to-maturity securities	1,654,666	1,191,487
Loans receivable, net	7,528,030	7,451,998
Covered loans, net	295,947	288,376
Interest receivable	49,218	46,857
Premises and equipment, net	206,172	178,845
Real estate held for sale	72,925	80,800
Real estate held for investment	9,392	18,678
Covered real estate held for sale	30,980	29,549
FDIC indemnification asset	64,615	87,571
FHLB & FRB stock	173,009	149,840
Intangible assets, including goodwill of $260,277 and $251,653	264,318	256,076
Federal and state income taxes, net	44,000	22,513
Other assets	125,076	137,219
Total assets	13,082,859	12,472,944
Customer accounts
Time deposit accounts	3,540,842	2,946,453
Time deposit accounts	5,549,429	5,630,165
Customer accounts	9,090,271	8,576,618
FHLB advances	1,930,000	1,880,000
Advance payments by borrowers for taxes and insurance	42,443	40,041
Accrued expenses and other liabilities	82,510	76,533
Total liabilities	11,145,224	10,573,192
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 132,572,475 and 129,950,223 shares issued; 102,484,671 and 106,177,615 shares outstanding	132,573	129,950
Paid-in capital	1,625,051	1,586,295
Accumulated other comprehensive income, net of taxes	6,378	13,306
Treasury stock, at cost; 30,087,804 and 23,772,608 shares	(420,817)	(310,579)
Retained earnings	594,450	480,780
Total stockholders’ equity	1,937,635	1,899,752
Total liabilities and stockholders’ equity	$ 13,082,859	$ 12,472,944